Organization and business	12 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
Nature Of Operations [Text Block]
1.	Organization and business

Rediff.com India Limited (“Rediff”) was incorporated as a private limited company in India on January 9, 1996 under the Indian Companies Act, 1956 and was converted to a public limited company on May 29, 1998. Rediff’s American Depository Shares (“ADSs”) are listed on the NASDAQ Global Market.

In February 2001, Rediff established Rediff Holdings, Inc. (“RHI”), a Delaware Corporation, as a wholly-owned subsidiary to be a holding company for certain investments in the United States of America. In March 2001, Rediff acquired Value Communication Corporation (“ValuCom”). On February 27, 2001, RHI acquired thinkindia.com, Inc (“thinkindia”), later renamed Rediff.com Inc. On April 27, 2001, RHI acquired India Abroad Publications, Inc. (“India Abroad”), a print and online news company.

On November 26, 2010, Rediff acquired Vubites India Private Limited (“Vubites”) from the Chairman and Managing Director of Rediff (referred to as “the CMD”) and a principal shareholder in Rediff. Vubites enables small and local businesses to advertise on national TV channels within their city to reach their target audiences.

Rediff with its branch and subsidiaries (“the Company”) is in the business of providing online internet based services, focusing on India and the global Indian community. Its websites consists of channels relevant to Indian interests such as cricket, astrology, matchmaker and movies, content on various matters like news and finance, search facilities, a range of community features such as e-mail, chat, messenger, e-commerce, broadband wireless content and mobile value-added services to mobile phone subscribers in India. The Company also enables its customers to insert localized advertisements on national television channels by providing a platform to create an advertisement and prepare a media plan. Additionally, the Company publishes weekly newspapers ‘India Abroad’ in North America.